Business Combination with Fathom OpCo (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of fair value of the total purchase consideration transferred
The Business Combination was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred was $1,364,220. See below for a summary of the total consideration transferred.

Total
Consideration Transferred:
Total cash consideration	$53,332
Fathom earnout shares	88,160
Class A common stock transferred	375,478
TRA obligations to the sellers	4,300

Total consideration transferred to sellers	521,270

Non-controlling interest	842,950

Fair value of total consideration transferred	$1,364,220

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair value of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Assets acquired:
Cash and cash equivalents	$9,577
Accounts receivable, net	25,010
Inventory	12,825
Prepaid expenses	2,336
Other current assets	836
Property and equipment, net	44,397
Goodwill	1,189,464
Intangible assets	270,000
Other assets	2,200

Total assets acquired	1,556,645

Total
Liabilities assumed:
Accounts payable	9,808
Taxes payable	71
Accrued expenses	4,860
Current portion—long-term debt	152,000
Deferred revenue	651
Other current liabilities	4,504
Other long-term liabilities	20,531

Total liabilities assumed	192,425

Net identifiable assets acquired	$1,364,220

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

Identifiable Intangible Assets	Provisional fair value	Provisional useful life (in years)
Trade name	$70,000	15
Customer relationships	180,000	19
Developed software	4,300	5
Developed technology	15,700	5

	$270,000

Summary of pro forma information unaudited
Pro Forma Information (Unaudited)

	Year Ended December 31,
	2021	2020
Pro forma revenue	$162,563	$149,405
Pro forma net (loss)	(14,088)	(17,939)
Pro forma net (loss) attributable to controlling interest	(5,297)	(6,745)
Pro forma net (loss) attributable to non-controlling interest	$(8,791)	$(11,194)